Investment Objectives and Goals - Cullen Emerging Markets High Dividend Fund	Aug. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Cullen Emerging Markets High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund” or the “Fund”) seeks current income and long-term capital appreciation.